Gains (losses) from operating activities in the statement of income, included according to their nature (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains losses from operating activities in the statement of income by function of expenses, included according to their nature [Abstract]
Interest from term deposits	$ 10,260	$ 15,345	$ 13,758
Interest from marketable securities	2,147	6,765	6,253
Interest from maintenance of minimum bank balance in current account	18	0	262
Other finance income	1,031	4,130	2,195
Other finance interest	259	49	65
Total	$ 13,715	$ 26,289	$ 22,533